Account Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Accounts receivables	$ 72,141	$ 85,873	$ 21,708
Restatement [Member]
Accounts receivables			$ 21,708